Results From Financial Transactions - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Total	€ 2	€ 0	€ 1
Non-cash changes [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness fair value hedges	1	0	1
Total	2	0	1
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	(38)	74	51
Hedged item [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	6	(10)	2
Hedged item [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	1
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	€ (4)	€ 10	€ (1)